Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,010,410
Previously Paid Amount	0.00
Total Fee Amount	920.19
Total Offset Amount	0.00
Net Fee	920.19
Narrative - Max Aggregate Offering Price	$ 6,010,410
Final Prospectus	true